TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
Trade Payables
TRADE PAYABLES

16. TRADE PAYABLES

	As of December 31,
	2024	2023
	USD’000	USD’000
Trade payables	831	-

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value. There was no trade payables held by discontinued operations.